Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Transactions from Employee Option and Share Plans

The following transactions took place resulting from employee option and share plans in 2016:

2016
Total shares in treasury at beginning of year	3,998,982
Total cost	342
Shares acquired under repurchase program	15,537,868
Average price in $ per share	82.36
Amount paid	1,280
Shares delivered	8,926,870
Average price in $ per share	79.25
Amount received	115
Total shares in treasury at end of year	10,609,980
Total cost	915